Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944




                      FIRST TRUST EXCHANGE-TRADED FUND II

                    FIRST TRUST NASDAQ CEA CYBERSECURITY ETF
                                  (the "Fund")

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 7, 2015

                             DATED OCTOBER 5, 2015


            Notwithstanding anything to the contrary in the Fund's Statement of Additional Information, the final sentence of the section entitled "Sublicense Agreement" is removed in its entirety.

      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE